As filed with the Securities and Exchange Commission on March 10, 2006

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-08507

                                ICM SERIES TRUST
                               Two Portland Square
                              Portland, Maine 04101
                                  207-879-1900

                          Warren J. Isabelle, President
                                    Suite 240
                             21 Custom House Street
                                Boston, MA 02109
                                 (800) 472-6114


                   Date of fiscal year end: DECEMBER 31, 2005

          Date of reporting period: JANUARY 1, 2005 - DECEMBER 31, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORT TO STOCKHOLDERS.

                     [LOGO, ICM FUNDS]



                                ICM SERIES TRUST
                               ------------------
                             ICM/ISABELLE SMALL CAP
                                   VALUE FUND



                                  Annual Report
                                December 31, 2005

                                  ICM/ISABELLE
                              SMALL CAP VALUE FUND


                                TABLE OF CONTENTS

SHAREHOLDER LETTER .........................................................   1
PORTFOLIO OF INVESTMENTS ...................................................   8
STATEMENT OF ASSETS AND LIABILITIES ........................................  12
STATEMENT OF OPERATIONS ....................................................  13
STATEMENTS OF CHANGES IN NET ASSETS ........................................  14
FINANCIAL HIGHLIGHTS .......................................................  16
NOTES TO FINANCIAL STATEMENTS ..............................................  20
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ....................  30
ADDITIONAL INFORMATION .....................................................  32
FUND TRUSTEE AND OFFICERS ..................................................  35

SHAREHOLDER LETTER

To our Valued Shareholders:

As always, we appreciate the opportunity to communicate with you. Through this annual shareholder letter, we can reflect on what has gone on in the world of small cap stocks and how we have managed those assets that you have entrusted to us. In doing so, we aim to offer you an assessment not only of how we performed in both absolute and relative terms, but also how those results came to be. We should be self-critical in examining whether what we obtained was what we intended: Is our philosophy, our approach, our investment process achieving the desired result? What did we do well and, what could we do better? Finally, just as we look back we look forward, providing in our own humble way, ideas about what the New Year might hold. These are the things we feel should be conveyed to you, so that you might better understand why your portfolio did what it did and how we believe it might behave going forward.

For the fiscal year ended December 31, 2005, domestic stocks struggled to gain ground in the face of some daunting forces. Corporate profits continued to advance smartly, but as you may recall from last year's correspondence, we suggested that stocks in general were already expensive. Further, rapidly rising energy and commodity costs, as well as continuing geopolitical uncertainties, and a number of natural disasters, regularly weighed on stock markets, ultimately limiting any gains. Small stocks, the object of repeated concerns about valuation and length of out performance, nevertheless continued to do relatively well. While the S&P 500 returned, with dividends, a total of 4.91%, the Russell 2000 fared nearly as well, advancing 4.55%. Your Fund's Investment Class shares returned 4.81%, slightly bettering its benchmark, the Russell 2000 Index. We are encouraged that our actions over the past 15 months appear to be gradually bearing fruit, evidenced to us by the fact that second half performance was much better than that of the first half of the year: The Fund under-performed the Russell 2000 index by 1.82% through the end of June, but from that time until year end outperformed by 2.25%.

As we discussed in detail last year, in 2005 we set out to intensify our research efforts and to create a more focused portfolio, in the belief that if we based our decisions on individual stock selection and detailed fundamental analysis, we could do a better job with fewer names. Throughout 2005 we have worked diligently, continuing to focus the portfolio until we could bring the above process to a steady state. At the end of 2004 there were some 57 holdings in the portfolio, whereas there are presently just 42. It is important to point out that, in reducing the number of holdings, we did not reduce the diversification of the portfolio, which remains well represented across a variety of economic sectors.

I know I am perhaps overbearing in revisiting our discussions on investment philosophy and approach each year, but I cannot over stress our belief that if you want to pick stocks, you have to be willing to focus intensely on a given candidate. You get paid for having a good batting average, but you don't have to go to bat a lot. I know this runs contrary to the vast majority of portfolio pundits and advisory services who continuously assert that you should own a lot of names and not deviate too much from the sector weightings of your benchmark, but individual security analysis and stock selection is what we do and what we feel we do best. To reiterate, we do not sacrifice sector diversification in having fewer names, but the leverage of our efforts is apparent in the potentially greater 'bang for the buck' we may get with a more focused portfolio. But you have to be right and to be right you must do your homework - and keep doing it. For us, the more is not necessarily the merrier. If we can accomplish this, we truly believe that we can outperform the Fund's benchmark over the long term while mitigating risk. It is true that at times Fund volatility will be greater because the portfolio has fewer holdings, but provided our research efforts are effective we believe the Fund will benefit tremendously over time.

I feel that we have indeed been moving in the right direction. Although a number of the Fund's investments performed very poorly on a year-to-year basis, we believe our heightened efforts at risk mitigation spared the Fund potentially serious damage: We remained disciplined, jettisoning most, in whole or in large part, ahead of major declines. This was evident in the area of healthcare, where a number of our now former holdings reacted negatively to product delays or developmental complications. Epix Pharmaceuticals (NASD: EPIX), which is developing a new imaging agent, lost more than 77% for the year, but the Fund's holding experienced less than half of that. Similarly, we exited Genitope (NASD:
GTOP), Maxygen (NASD:MAXY), and Neose (NASD: NTEC), with relatively modest actual losses.

Perhaps the greatest impact to last year's Fund performance can be attributed to what we didn't do. In this case, it was to hold on to some of the Fund's earlier winners. It seems as though many of the business cycles we identified early on as having significant recovery potential are playing out much longer and stronger than was initially thought. We alluded to this in both last year's letter to shareholders as well as this year's mid year correspondence, and indeed the Fund's investments in materials and basic industries continue to perform exceptionally well. For example, A.M. Castle (NYSE:CAS), a metals distributor, returned almost 83% for the year, on top of a 64% performance in 2004 and 60% the year before that. Aleris (NYSE: ARS), formerly known as Commonwealth Industries, an integrated aluminum scrap to sheet metal producer, did better yet, advancing more than 90% last year, following gains of 71% and 22% in 2004 and 2003, respectively. We exited some of the Fund's better 2004 holdings too early: RTI (NYSE: RTI), a titanium products manufacturer gained some 85% last year, following a gain of 22% in 2004 and 67% in 2003; JLG Industries (NYSE: JLG), which makes a wide variety of lift equipment, followed similarly, up 132% in 2005, after rising 29% the previous year and 103% in 2003.

The Fund's best performer last year was a basic materials-related company, Lamson and Sessions (NYSE: LMS) which shot up some 174%, on the strength of far better than expected earnings from both its plastic pipe and Carlon building products divisions. With rapidly escalating oil and gas prices, it is no surprise that Energy did well, with Magnum Hunter, recently acquired by Cimarex (NYSE: XEC), Denbury Resources (NYSE: DNR), and Newpark Resources (NYSE: NR), all returning on the order of 50% or more. Construction names such as Shaw Group (NYSE: SGR) and Quanta Services (NYSE: PWR) produced gains of 63% and 64%, respectively, as demand for plant and equipment finally began to improve. Once dramatically undervalued, stock brokerage firm ITG Group (NYSE: ITG) put its difficulties behind it, rebounding more than 77%. Finally, despite our difficulties in the healthcare sector, Durect (NASD: DRRX), our multi-faceted drug delivery candidate, continued to perform well, returning some 55% for the year.

In essence, then, we had our share of winners, without being hurt too badly by those losing positions. Unfortunately there just weren't enough big winners to further propel the Fund's performance. The good news is that many of those issues that seemed to mark time, are, we believe, yet outstanding prospects for the future. For example, we mentioned in our mid-year letter Magnetek (NYSE:
MAG) which has a very interesting trove of intellectual property in the area of power management as it applies to alternative energy sources; Chemtura (NYSE:
CEM), a specialty chemical producer that we have discussed in the past as having great potential following a successful restructuring and merger with the former Great Lakes Chemicals; Dynegy (NYSE: DYN), which continues its turnaround and restructuring towards becoming once again a more or less pure (and profitable) utility company; and Navigant International (NASD: FLYR), a very undervalued provider of corporate travel services.

We have also found some promising new names, a couple of which are already providing impetus to performance. After having some success in the energy patch (like most everyone), we pared the Fund's weightings down considerably for a time, but since have sought to selectively add to that area with companies like Petrohawk (NASD: HAWK), which increased in price by over 55% last year. Having also done well in the past with non-bank financials, particularly insurance, we added Assured Guaranty (NYSE: AGO) and Arch Capital Group (NASD: ACGL). Finally, although the Fund's performance was not helped by its biotech exposure, we remain undaunted, having recently made two very interesting investments, Sirna Therapeutics (NASD: RNAI) and Novavax (NASD: NVAX), following long periods of observation. We believe that though early, they exhibit modest valuations while offering tremendous potential in the genetic regulation of protein expression and recombinant vaccines. Happily, the Fund's initial purchase of Novavax, albeit off of a modest base, has already returned nearly 300% as of year end 2005,

We are comfortable with the Fund's holdings at this juncture, but continue to seek out interesting investment candidates. We feel that there will always exist individual companies to be found that offer great potential, but are either undiscovered or suffer from neglect due to some anomalous set of circumstances. Thus our continued responsibility is to be curious, proactive, and watchful, all in an effort to continually improve our understanding of existing holdings and to provide new investments for the Fund's portfolio. That said, we feel that the general market outlook is one that should continue to reward stock selection, but that large and powerful forces will continue to impact the overall economy.

We envision the booming capitalistic expansions to continue in China, with places like India beginning to take a similar path, mindful of course that sharp short-term dislocations are possible owing to financial disequilibrium. Such growth likely will only prolong and potentially exacerbate the short to intermediate term need for raw materials, and of course, energy. It is like the industrial revolution of the 19th century re-occurring via modern technology but in a vastly compressed time frame. How this will affect inflation and interest rates is uncertain, but an upward bias would certainly be suggested to us. Finally, we cannot help but point out that there continue to be geopolitical concerns that are of considerable concern.

Although we must eventually look at 'the big picture' in an effort to determine what the likely outcomes will be, we again want to remind the Fund's shareholders that we first look at individual opportunities, which we can assess closely, expanding our analysis from the entity to its industry or sector and only then finally incorporating our views on the economy as it will potentially affect that candidate.

In closing, then, to be effective, we will continue to refine our focus and process, understanding longer-term trends as they might benefit the Fund's existing and potential investments, acting swiftly, seeking to minimize losses where circumstances dictate. If we can build on recent success, I believe that the Fund's shareholders will be rewarded all the more so.

In looking forward to the coming year, we thank you for your continued support, patience, and loyalty.

Respectfully submitted,


/s/ Warren J. Isabelle

Warren J. Isabelle
Portfolio Manager

----------
INVESTMENTS IN SMALLER COMPANIES CARRY GREATER RISK THAN IS CUSTOMARILY ASSOCIATED WITH LARGER COMPANIES FOR VARIOUS REASONS SUCH AS NARROWER PRODUCT LINES, LIMITED FINANCIAL RESOURCES AND LESS DEPTH IN MANAGEMENT. THE S&P 500 INDEX IS A BROAD-BASED, UNMANAGED MEASUREMENT OF CHANGES IN STOCK MARKET CONDITIONS BASED ON THE AVERAGE OF 500 WIDELY HELD COMMON STOCKS. ONE CANNOT INVEST DIRECTLY IN AN INDEX. FOR A DESCRIPTION OF THE RUSSELL 2000 INDEX AND TO REVIEW ADDITIONAL FUND PERFORMANCE, PLEASE REFER TO THE PERFORMANCE CHARTS FOUND ON PAGES 6 AND 7.

THE VIEWS IN THIS REPORT WERE THOSE OF THE FUND MANAGER AS OF DECEMBER 31, 2005 AND MAY NOT REFLECT HIS VIEWS ON THE DATE THIS REPORT IS FIRST PUBLISHED OR ANYTIME THEREAFTER. THESE VIEWS ARE INTENDED TO ASSIST SHAREHOLDERS IN UNDERSTANDING THEIR INVESTMENTS IN THE FUND AND DO NOT CONSTITUTE INVESTMENT ADVICE.

ICM/ISABELLE SMALL CAP VALUE FUND
Investment Class

ILLUSTRATION OF $10,000 INVESTMENT

The graph below reflects the change in value of a hypothetical $10,000 investment in the ICM/Isabelle Small Cap Value Fund (the "Fund") Investment Class compared with a broad-based securities market index since the Investment Class' inception. The Russell 2000 Index is composed of the 2,000 smallest stocks in the Russell 3000 Index, a market weighted index of the 3,000 largest U.S. publicly traded companies. The Fund is professionally managed while the Index is unmanaged and not available for investment.

 [The following table was represented as a line chart in the printed material.]

   DATE              ICM/ISABELLE SMALL CAP VALUE FUND   RUSSELL 2000 INDEX
   ----              ---------------------------------   ------------------
  3/9/1998                          10,000                     10,000
 3/31/1998                          10,000                     10,431
 4/30/1998                           9,900                     10,488
 5/31/1998                           9,460                      9,924
 6/30/1998                           9,040                      9,944
 7/31/1998                           7,770                      9,139
 8/31/1998                           5,910                      7,365
 9/30/1998                           6,110                      7,941
10/31/1998                           6,480                      8,265
11/30/1998                           6,730                      8,698
12/31/1998                           6,910                      9,236
 1/31/1999                           7,250                      9,359
 2/28/1999                           6,920                      8,601
 3/31/1999                           6,690                      8,735
 4/30/1999                           7,550                      9,518
 5/31/1999                           8,260                      9,657
 6/30/1999                           8,390                     10,094
 7/31/1999                           8,390                      9,817
 8/31/1999                           8,390                      9,453
 9/30/1999                           8,250                      9,455
10/31/1999                           8,370                      9,494
11/30/1999                           9,280                     10,061
12/31/1999                          10,330                     11,199
 1/31/2000                          10,860                     11,020
 2/29/2000                          11,690                     12,839
 3/31/2000                          11,880                     11,993
 4/30/2000                          11,740                     11,271
 5/31/2000                          11,260                     10,614
 6/30/2000                          11,690                     11,540
 7/31/2000                          11,530                     11,168
 8/31/2000                          11,710                     12,020
 9/30/2000                          12,050                     11,667
10/31/2000                          11,300                     11,146
11/30/2000                          10,840                     10,002
12/31/2000                          11,129                     10,861
 1/31/2001                          12,009                     11,427
 2/28/2001                          11,835                     10,677
 3/31/2001                          11,794                     10,155
 4/30/2001                          12,347                     10,949
 5/31/2001                          13,043                     11,218
 6/30/2001                          14,067                     11,605
 7/31/2001                          12,808                     10,977
 8/31/2001                          12,224                     10,623
 9/30/2001                           9,972                      9,193
10/31/2001                          10,545                      9,731
11/30/2001                          11,067                     10,484
12/31/2001                          12,101                     11,131
 1/31/2002                          12,071                     11,015
 2/28/2002                          11,886                     10,713
 3/31/2002                          13,699                     11,575
 4/30/2002                          13,955                     11,680
 5/31/2002                          13,473                     11,162
 6/30/2002                          13,658                     10,608
 7/31/2002                          11,549                      9,006
 8/31/2002                          10,965                      8,983
 9/30/2002                           9,829                      8,338
10/31/2002                           9,798                      8,605
11/30/2002                          10,811                      9,373
12/31/2002                           9,992                      8,851
 1/31/2003                           9,409                      8,606
 2/28/2003                           8,559                      8,346
 3/31/2003                           8,426                      8,454
 4/30/2003                           9,378                      9,255
 5/31/2003                          10,494                     10,248
 6/30/2003                          11,108                     10,434
 7/31/2003                          11,293                     11,087
 8/31/2003                          12,081                     11,595
 9/30/2003                          11,999                     11,381
10/31/2003                          12,736                     12,337
11/30/2003                          13,310                     12,774
12/31/2003                          14,129                     13,034
 1/31/2004                          14,722                     13,600
 2/29/2004                          15,040                     13,722
 3/31/2004                          14,866                     13,850
 4/30/2004                          14,907                     13,143
 5/31/2004                          14,630                     13,353
 6/30/2004                          15,255                     13,915
 7/31/2004                          13,944                     12,978
 8/31/2004                          13,617                     12,911
 9/30/2004                          14,303                     13,517
10/31/2004                          14,323                     13,784
11/30/2004                          15,582                     14,979
12/31/2004                          16,688                     15,423
 1/31/2005                          16,023                     14,779
 2/28/2005                          16,350                     15,029
 3/31/2005                          15,767                     14,599
 4/30/2005                          14,518                     13,763
 5/31/2005                          15,337                     14,664
 6/30/2005                          16,176                     15,230
 7/31/2005                          17,180                     16,194
 8/31/2005                          16,811                     15,894
 9/30/2005                          17,251                     15,944
10/31/2005                          16,606                     15,449
11/30/2005                          17,062                     16,199
12/31/2005                          17,491                     16,125

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. FOR THE MOST RECENT MONTH END PERFORMANCE, PLEASE CALL (800) 472-6114.

THE PERFORMANCE TABLE AND GRAPH DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. TOTAL RETURN FIGURES INCLUDE THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. SOME OF THE FUND'S FEES HAVE BEEN WAIVED OR EXPENSES REIMBURSED; OTHERWISE TOTAL RETURN WOULD HAVE BEEN LOWER.

ICM/ISABELLE SMALL CAP VALUE FUND
Institutional Class

ILLUSTRATION OF $10,000 INVESTMENT

The graph below reflects the change in value of a hypothetical $10,000 investment in the ICM/Isabelle Small Cap Value Fund (the "Fund") Institutional Class compared with a broad-based securities market index since the Institutional Class' inception. The Russell 2000 Index is composed of the 2,000 smallest stocks in the Russell 3000 Index, a market weighted index of the 3,000 largest U.S. publicly traded companies. The Fund is professionally managed while the Index is unmanaged and not available for investment.

   DATE              ICM/ISABELLE SMALL CAP VALUE FUND   RUSSELL 2000 INDEX
   ----              ---------------------------------   ------------------
 3/27/1998                          10,000                     10,000
 3/31/1998                           9,970                     10,074
 4/30/1998                           9,870                     10,130
 5/31/1998                           9,460                      9,584
 6/30/1998                           9,040                      9,605
 7/31/1998                           7,780                      8,827
 8/31/1998                           5,920                      7,113
 9/30/1998                           6,120                      7,670
10/31/1998                           6,480                      7,982
11/30/1998                           6,740                      8,401
12/31/1998                           6,920                      8,920
 1/31/1999                           7,260                      9,039
 2/28/1999                           6,940                      8,307
 3/31/1999                           6,690                      8,437
 4/30/1999                           7,560                      9,193
 5/31/1999                           8,270                      9,327
 6/30/1999                           8,400                      9,749
 7/31/1999                           8,400                      9,481
 8/31/1999                           8,400                      9,130
 9/30/1999                           8,270                      9,132
10/31/1999                           8,390                      9,169
11/30/1999                           9,300                      9,717
12/31/1999                          10,360                     10,817
 1/31/2000                          10,890                     10,643
 2/29/2000                          11,720                     12,400
 3/31/2000                          11,920                     11,583
 4/30/2000                          11,780                     10,886
 5/31/2000                          11,300                     10,251
 6/30/2000                          11,740                     11,145
 7/31/2000                          11,580                     10,787
 8/31/2000                          11,760                     11,610
 9/30/2000                          12,100                     11,268
10/31/2000                          11,350                     10,765
11/30/2000                          10,900                      9,660
12/31/2000                          11,179                     10,490
 1/31/2001                          12,079                     11,036
 2/28/2001                          11,905                     10,312
 3/31/2001                          11,854                      9,807
 4/30/2001                          12,417                     10,575
 5/31/2001                          13,113                     10,835
 6/30/2001                          14,147                     11,209
 7/31/2001                          12,888                     10,602
 8/31/2001                          12,315                     10,260
 9/30/2001                          10,042                      8,879
10/31/2001                          10,636                      9,398
11/30/2001                          11,158                     10,126
12/31/2001                          12,233                     10,751
 1/31/2002                          12,202                     10,639
 2/28/2002                          12,018                     10,347
 3/31/2002                          13,850                     11,179
 4/30/2002                          14,116                     11,281
 5/31/2002                          13,625                     10,780
 6/30/2002                          13,820                     10,245
 7/31/2002                          11,690                      8,698
 8/31/2002                          11,107                      8,676
 9/30/2002                           9,950                      8,053
10/31/2002                           9,930                      8,311
11/30/2002                          10,953                      9,053
12/31/2002                          10,124                      8,549
 1/31/2003                           9,541                      8,312
 2/28/2003                           8,681                      8,061
 3/31/2003                           8,548                      8,165
 4/30/2003                           9,510                      8,939
 5/31/2003                          10,646                      9,898
 6/30/2003                          11,281                     10,077
 7/31/2003                          11,465                     10,708
 8/31/2003                          12,264                     11,199
 9/30/2003                          12,182                     10,992
10/31/2003                          12,939                     11,915
11/30/2003                          13,523                     12,338
12/31/2003                          14,362                     12,588
 1/31/2004                          14,976                     13,135
 2/29/2004                          15,294                     13,253
 3/31/2004                          15,130                     13,376
 4/30/2004                          15,171                     12,694
 5/31/2004                          14,894                     12,896
 6/30/2004                          15,539                     13,439
 7/31/2004                          14,198                     12,534
 8/31/2004                          13,871                     12,470
 9/30/2004                          14,577                     13,055
10/31/2004                          14,598                     13,312
11/30/2004                          15,877                     14,467
12/31/2004                          17,013                     14,895
 1/31/2005                          16,338                     14,274
 2/28/2005                          16,676                     14,516
 3/31/2005                          16,092                     14,100
 4/30/2005                          14,813                     13,293
 5/31/2005                          15,652                     14,163
 6/30/2005                          16,563                     14,709
 7/31/2005                          17,576                     15,641
 8/31/2005                          17,218                     15,351
 9/30/2005                          17,679                     15,399
10/31/2005                          17,013                     14,921
11/30/2005                          17,478                     15,645
12/31/2005                          17,918                     15,574

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. FOR THE MOST RECENT MONTH END PERFORMANCE, PLEASE CALL (800) 472-6114.

THE PERFORMANCE TABLE AND GRAPH DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. TOTAL RETURN FIGURES INCLUDE THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. SOME OF THE FUND'S FEES HAVE BEEN WAIVED OR EXPENSES REIMBURSED; OTHERWISE TOTAL RETURN WOULD HAVE BEEN LOWER

ICM/ISABELLE SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2005

                                                                      MARKET
     SHARES   SECURITY                                                 VALUE
     ------   --------                                                 -----
              COMMON STOCK - 93.59%

              CAPITAL GOODS - 1.45%
     30,900   Shaw Group, Inc.+                                    $    898,881
                                                                   ------------
              CONSUMER CYCLICALS - 12.69%
     57,200   4Kids Entertainment, Inc.+                                897,468
    714,500   Danka Business Systems plc, ADR+                        1,171,780
     66,200   Gevity HR, Inc.                                         1,702,664
     18,900   Hooker Furniture Corp.                                    324,135
    176,300   Navigant International, Inc.+                           1,919,907
     23,800   Russell Corp.                                             320,348
    105,700   Sunterra Corp.+                                         1,503,054
                                                                   ------------
                                                                      7,839,356
                                                                   ------------
              CONSUMER STAPLES - 3.62%
     28,500   Playtex Products, Inc.+                                   389,595
     38,000   United Stationers, Inc.+                                1,843,000
                                                                   ------------
                                                                      2,232,595
                                                                   ------------
              ENERGY - 3.93%
     22,000   Denbury Resources, Inc.+                                  501,160
     97,000   Newpark Resources+                                        740,110
     89,500   Petrohawk Energy Corp.+                                 1,183,190
                                                                   ------------
                                                                      2,424,460
                                                                   ------------
              FINANCIALS - 10.26%
     18,200   Arch Capital Group, Ltd.+                                 996,450
     24,300   Assured Guaranty, Ltd.                                    616,977
     43,900   Hanover Insurance Group, Inc.                           1,833,703
    188,100   PMA Capital Corp. - Class A+                            1,717,353
     85,000   USI Holdings Corp.+                                     1,170,450
                                                                   ------------
                                                                      6,334,933
                                                                   ------------

The accompanying notes are an integral part of the financial statements.

ICM/ISABELLE SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2005 (Continued)

                                                                      MARKET
     SHARES   SECURITY                                                 VALUE
     ------   --------                                                 -----
              HEALTH CARE - 10.84%
    252,600   ARIAD Pharmaceuticals, Inc.+                         $  1,477,710
    410,800   Durect Corp.+                                           2,082,756
    133,000   Neopharm, Inc.+                                         1,435,070
    237,900   Novavax, Inc.+                                            915,915
    257,700   Sirna Therapeutics, Inc.+                                 780,831
                                                                   ------------
                                                                      6,692,282
                                                                   ------------
              INDUSTRIALS - 1.97%
    229,900   Proliance International, Inc.+                          1,216,171
                                                                   ------------
              INFORMATION TECHNOLOGY - 12.83%
     39,600   Analogic Corp.                                          1,894,860
    164,200   Datastream Systems, Inc.+                               1,432,645
     88,300   HMS Holdings Corp.+                                       675,495
    628,300   MagneTek, Inc.+                                         2,041,975
    529,944   SoftBrands, Inc.+                                       1,075,787
     46,700   Technitrol, Inc.                                          798,570
                                                                   ------------
                                                                      7,919,332
                                                                   ------------
              MATERIALS - 23.01%
     72,208   Aleris International, Inc.+                             2,327,985
     66,600   AM Castle & Co.+                                        1,454,544
    159,500   Chemtura Corp.                                          2,025,650
    210,400   ICO, Inc.+                                                679,592
    152,000   Material Sciences Corp.+                                2,143,200
     87,500   Olin Corp.                                              1,722,000
    296,500   PolyOne Corp.+                                          1,906,495
    172,800   Western Silver Corp.+                                   1,945,728
                                                                   ------------
                                                                     14,205,194
                                                                   ------------
              OTHER - 2.75%
    343,300   Westaff, Inc.+                                          1,699,335
                                                                   ------------

The accompanying notes are an integral part of the financial statements.

ICM/ISABELLE SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2005 (Continued)

                                                                      MARKET
     SHARES   SECURITY                                                 VALUE
     ------   --------                                                 -----
              TELECOMMUNICATION SERVICES - 3.44%
    351,500   Broadwing Corp.+                                     $  2,126,575
                                                                   ------------
              UTILITIES - 6.80%
    539,600   Aquila, Inc.+                                           1,942,560
    466,300   Dynegy, Inc. - Class A+                                 2,256,892
                                                                   ------------
                                                                      4,199,452
                                                                   ------------
              TOTAL COMMON STOCK (COST $41,858,038)                  57,788,566
                                                                   ------------
              SHORT-TERM INVESTMENT - 5.03%
  3,108,670   Fifth Third Institutional Money Market Fund
                (Cost $3,108,670)                                     3,108,670
                                                                   ------------
              TOTAL SHORT-TERM INVESTMENT (COST $3,108,670)           3,108,670
                                                                   ------------
              TOTAL INVESTMENTS (COST $44,966,708)* - 98.62%         60,897,236

              OTHER ASSETS NET OF LIABILITIES - 1.38%                   849,268
                                                                   ------------
              NET ASSETS - 100.00%                                 $ 61,746,504
                                                                   ============

----------
+     Non-income producing security.
ADR   American Depositary Receipt.

The accompanying notes are an integral part of the financial statements.

ICM/ISABELLE SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2005 (Continued)

* Cost for Federal income tax purposes is $45,153,747 and net unrealized appreciation (depreciation) consists of:

            Gross Unrealized Appreciation                     $ 16,272,582
            Gross Unrealized Depreciation                         (529,093)
                                                              ------------
            Net Unrealized Appreciation (Depreciation)        $ 15,743,489
                                                              ============

                               PORTFOLIO HOLDINGS
                             % OF TOTAL INVESTMENTS

 [The following table was represented as a pie chart in the printed material.]

                    Consumer Cyclicals               12.87%
                    Capital Goods                     1.48%
                    Consumer Staples                  3.67%
                    Energy                            3.98%
                    Financials                       10.40%
                    Health Care                      10.99%
                    Information Technology           13.00%
                    Industrials                       2.00%
                    Materials                        23.33%
                    Other                             2.79%
                    Telecommunication Services        3.49%
                    Utilities                         6.90%
                    Short-Term Investment             5.10%

    The accompanying notes are an integral part of the financial statements.

ICM/ISABELLE SMALL CAP VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2005

ASSETS:
   Investments in securities at market value
      (cost $44,966,708)                                           $ 60,897,236
   Cash                                                               1,137,496
   Receivable for securities sold                                       171,223
   Receivable for Fund shares sold                                        6,275
   Interest and dividends receivable                                      9,394
   Prepaid expenses                                                      10,669
                                                                   ------------
      TOTAL ASSETS                                                   62,232,293
                                                                   ------------
LIABILITIES:
   Payable for Fund shares redeemed                                     295,059
   Payable to adviser                                                    57,465
   Payable for trustees' fees and expenses                                5,986
   Other accrued expenses                                               127,279
                                                                   ------------
      TOTAL LIABILITIES                                                 485,789
                                                                   ------------
NET ASSETS                                                         $ 61,746,504
                                                                   ============
NET ASSETS CONSIST OF:
   Paid-in capital                                                   43,815,412
   Accumulated net realized gain (loss) on investments                2,000,564
   Net unrealized appreciation (depreciation) of investments         15,930,528
                                                                   ------------
NET ASSETS                                                         $ 61,746,504
                                                                   ============
INVESTMENT CLASS SHARES:
   Net Assets (unlimited shares of $0.001 par beneficial
      interest authorized; 3,519,130 shares outstanding)           $ 50,171,211
                                                                   ============
   Net asset value, offering and redemption price
      per Investment Class Share                                   $      14.26
                                                                   ============
INSTITUTIONAL CLASS SHARES:
   Net Assets (unlimited shares of $0.001 par beneficial
      interest authorized; 788,247 shares outstanding)             $ 11,575,293
                                                                   ============
   Net asset value, offering and redemption price
      per Institutional Class Share                                $      14.68
                                                                   ============

    The accompanying notes are an integral part of the financial statements.

ICM/ISABELLE SMALL CAP VALUE FUND
STATEMENT OF OPERATIONS

                                                                   YEAR ENDED
                                                               DECEMBER 31, 2005
                                                               -----------------
INVESTMENT INCOME
   Dividends                                                      $    295,878
   Interest                                                             27,847
                                                                  ------------
TOTAL INCOME                                                           323,725
                                                                  ------------
EXPENSES
   Investment advisory fees                                            677,806
   Administration fees                                                  61,004
   Transfer agent fees
      Investment Class Shares                                           90,197
      Institutional Class Shares                                        14,957
   Distribution fees
      Investment Class Shares                                          138,525
   Accounting fees                                                      61,901
   Custodian fees                                                       14,369
   Professional fees                                                   149,021
   Registration fees                                                    36,442
   Trustees' fees and expenses                                          27,369
   Compliance services fees                                             36,735
   Miscellaneous fees                                                   46,478
                                                                  ------------
TOTAL EXPENSES                                                       1,354,804
   Fees waived and expenses reimbursed                                 (64,001)
                                                                  ------------
NET EXPENSES                                                         1,290,803
                                                                  ------------
NET INVESTMENT INCOME (LOSS)                                          (967,078)
                                                                  ------------
REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
   Net realized gain (loss) on investments                          10,819,514
   Net increase from payment by service provider                         1,516
   Net change in unrealized appreciation (depreciation)
      of investments                                                (7,959,925)
                                                                  ------------
   Net realized and unrealized gain (loss) on investments            2,861,105
                                                                  ------------
INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                      $  1,894,027
                                                                  ============

    The accompanying notes are an integral part of the financial statements.

ICM/ISABELLE SMALL CAP VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                              YEAR ENDED           YEAR ENDED
                                          DECEMBER 31, 2005    DECEMBER 31, 2004
                                          -----------------    -----------------
OPERATIONS
Net investment income (loss)                 $   (967,078)        $ (1,136,362)
Net realized gain (loss) on investments        10,819,514            6,212,138
Net increase from payment by affiliate
   and other service provider                       1,516               21,855
Net change in unrealized appreciation
   (depreciation) of investments               (7,959,925)           8,290,142
                                             ------------         ------------
Increase (decrease) in net assets
   resulting from operations                    1,894,027           13,387,773
                                             ------------         ------------
DISTRIBUTIONS TO SHAREHOLDERS:
Net realized gains:
   Investment Class                            (8,672,721)                  --
   Institutional Class                         (1,868,751)                  --
                                             ------------         ------------
Total distributions to shareholders           (10,541,472)                  --
                                             ------------         ------------
CAPITAL SHARE TRANSACTIONS
Proceeds from shares subscribed:
   Investment Class                             8,629,573           49,075,671
   Institutional Class                            904,948            2,633,693
Reinvestment of distributions
   Investment Class                             8,463,918                   --
   Institutional Class                          1,796,885                   --
Redemption of shares
   Investment Class                           (30,621,231)         (56,958,648)
   Institutional Class                         (4,798,274)          (8,356,053)
                                             ------------         ------------
Increase (Decrease) in net assets
   from capital share transactions (a)        (15,624,181)         (13,605,337)
                                             ------------         ------------
   TOTAL INCREASE (DECREASE)
      IN NET ASSETS                           (24,271,626)            (217,564)
                                             ------------         ------------

    The accompanying notes are an integral part of the financial statements.

ICM/ISABELLE SMALL CAP VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS
(Continued)

                                              YEAR ENDED           YEAR ENDED
                                          DECEMBER 31, 2005    DECEMBER 31, 2004
                                          -----------------    -----------------
NET ASSETS
Beginning of period                          $ 86,018,130         $ 86,235,694
                                             ------------         ------------
End of period (including
   accumulated net investment loss
   of $967,078 and $-, respectively)         $ 61,746,504         $ 86,018,130
                                             ============         ============
(a) Transactions in capital stock were:
Investment Class
   Shares sold                                    547,778            3,435,681
   Reinvestment of distributions                  614,663                   --
   Shares redeemed                             (1,986,988)          (4,018,097)
                                             ------------         ------------
Increase (Decrease) in shares outstanding        (824,547)            (582,416)
                                             ============         ============
Institutional Class
   Shares sold                                     58,268              186,489
   Reinvestment of distributions                  126,720                   --
   Shares redeemed                               (310,541)            (573,322)
                                             ------------         ------------
Increase (Decrease) in shares outstanding        (125,553)            (386,833)
                                             ============         ============

    The accompanying notes are an integral part of the financial statements.

ICM/ISABELLE SMALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout each year or period indicated.

                                                 YEAR ENDED       YEAR ENDED
                                                DECEMBER 31,     DECEMBER 31,
INVESTMENT CLASS                                    2005             2004
                                                ------------     ------------
NET ASSET VALUE, BEGINNING OF PERIOD              $  16.31         $  13.80
                                                  --------         --------
   Increase (decrease) from
      investment operations:
      Net investment loss                            (0.23)*          (0.19)*
      Net realized and unrealized gains
         (losses) on investments                      0.91*            2.70*
                                                  --------         --------
   NET INCREASE (DECREASE) FROM
      INVESTMENT OPERATIONS                           0.68             2.51
                                                  --------         --------
      Less distributions from
         net realized gains                          (2.73)              --
                                                  --------         --------
NET ASSET VALUE, END OF PERIOD                    $  14.26         $  16.31
                                                  ========         ========
TOTAL RETURN **                                       4.81%           18.12%

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in 000s)            $ 50,171         $ 70,825
   Ratio of expenses to average net assets:
      Before waivers and/or reimbursements            2.04%            1.89%
      After waivers and/or reimbursements             1.95%            1.86%
   Ratio of net investment income (loss) to
      average net assets:
      Before waivers and/or reimbursements           (1.56)%          (1.38)%
      After waivers and/or reimbursements            (1.47)%          (1.35)%

Portfolio turnover rate                              65.68%           90.58%

----------
*     Based on average shares outstanding.
** Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at the end of the period. Total return reflects performance based on net operating expenses. During any period in which fees were waived or expenses reimbursed, total return would have been lower if expenses had not been reduced.

    The accompanying notes are an integral part of the financial statements.

ICM/ISABELLE SMALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS (Continued)

                  YEAR ENDED      YEAR ENDED      YEAR ENDED
                 DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                     2003            2002            2001
                 ------------    ------------    ------------
                   $   9.76        $  11.82        $  10.87
                   --------        --------        --------


                      (0.13)*         (0.14)          (0.08)

                       4.17*          (1.92)           1.03
                   --------        --------        --------

                       4.04           (2.06)           0.95


                         --              --              --
                   --------        --------        --------
                   $  13.80        $   9.76        $  11.82
                   ========        ========        ========
                      41.39%         (17.43)%          8.74%


                   $ 67,983        $ 64,552        $ 85,386

                       1.94%           1.80%           1.74%
                       1.88%           1.71%           1.74%


                      (1.32)%         (1.17)%         (0.61)%
                      (1.26)%         (1.08)%         (0.61)%

                      51.70%          50.41%          43.16%

    The accompanying notes are an integral part of the financial statements.

ICM/ISABELLE SMALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout each year or period indicated.

                                                 YEAR ENDED       YEAR ENDED
                                                DECEMBER 31,     DECEMBER 31,
INSTITUTIONAL CLASS                                 2005             2004
                                                ------------     ------------

NET ASSET VALUE, BEGINNING OF PERIOD              $  16.63         $  14.03
                                                  --------         --------
   Increase (decrease) from
      investment operations:
      Net investment loss                            (0.20)*          (0.16)*
      Net realized and unrealized gains
         (losses) on investments                      0.98*            2.76*
                                                  --------         --------
   NET INCREASE (DECREASE) FROM
      INVESTMENT OPERATIONS                           0.78             2.60
                                                  --------         --------
      Less distributions from
         net realized gains                          (2.73)
                                                  --------         --------
NET ASSET VALUE, END OF PERIOD                    $  14.68         $  16.63
                                                  ========         ========
TOTAL RETURN **                                       5.31%           18.46%

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in 000s)            $ 11,576         $ 15,193
   Ratio of expenses to average net assets:
      Before waivers and/or reimbursements            1.81%            1.63%
      After waivers and/or reimbursements             1.70%            1.61%
   Ratio of net investment income (loss) to
      average net assets:
      Before waivers and/or reimbursements           (1.35)%          (1.12)%
      After waivers and/or reimbursements            (1.24)%          (1.10)%

Portfolio turnover rate                              65.68%           90.58%

*     Based on average shares outstanding.
** Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at the end of the period. Total return reflects performance based on net operating expenses. During any period in which fees were waived or expenses reimbursed, total return would have been lower if expenses had not been reduced.

    The accompanying notes are an integral part of the financial statements.

ICM/ISABELLE SMALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS (Continued)

                  YEAR ENDED      YEAR ENDED      YEAR ENDED
                 DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                     2003            2002            2001
                 ------------    ------------    ------------
                   $   9.89        $  11.95        $  10.92
                   --------        --------        --------


                      (0.10)*         (0.11)          (0.05)

                       4.24*          (1.95)           1.08
                   --------        --------        --------

                       4.14           (2.06)           1.03
                   --------        --------        --------
                         --              --              --
                                                         --
                   --------        --------        --------
                   $  14.03        $   9.89        $  11.95
                   ========        ========        ========
                      41.86%         (17.24)%          9.43%


                   $ 18,253        $ 20,920        $ 29,502

                       1.61%           1.49%           1.49%
                       1.55%           1.44%           1.49%


                      (0.98)%         (0.86)%         (0.36)%
                      (0.93)%         (0.82)%         (0.36)%

                      51.70%          50.41%          43.16%

    The accompanying notes are an integral part of the financial statements.

ICM/ISABELLE SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2005

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

ICM/Isabelle Small Cap Value Fund (the "Fund") is a series of the ICM Series Trust (the "Trust"), which was organized as a Massachusetts business trust pursuant to a Declaration of Trust dated November 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund offers two classes of shares, Investment Shares and Institutional Shares (collectively, the "Shares"), each of which has equal rights as to class and voting privileges. The Investment Shares have exclusive voting rights with respect to its distribution plan pursuant to Rule 12b-1 under the 1940 Act ("12b-1 Plan") and are subject to 12b-1 Plan expenses. The Fund commenced operations on March 9, 1998 (March 27, 1998 for the Institutional Shares). The investment objective of the Fund is to seek capital appreciation by investing primarily in relatively undervalued common stocks of domestic small companies. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

      A. SECURITY VALUATION. Exchange traded securities and over-the-counter securities listed on the NASDAQ National Market System for which market quotations are readily available are valued using the last reported sales price or the NASDAQ Official Closing Price ("NOCP"), provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time), on each Fund business day. In the absence of a sale or NOCP, such securities are valued at the mean of the last bid and asked price. Non-exchange traded securities for which quotations are available are generally valued at the mean between the current bid and asked prices. Debt securities may be valued at prices supplied by the Fund's pricing agent based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Money market instruments that mature in sixty days or less may be valued at amortized cost.

ICM/ISABELLE SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2005 - (Continued)

      The Fund values securities at fair value pursuant to procedures adopted by the Trust's Board of Trustees (the "Board") if (1) market quotations are insufficient or not readily available; or (2) the Adviser believes that the prices or values available are unreliable. Fair valuation is based on subjective factors and as a result, the fair value price of an asset may differ from the asset's market price and may not be the price at which the asset may be sold. Fair valuation could result in a different net asset value ("NAV") than a NAV determined by using market quotes.

      B. INVESTMENT INCOME AND SECURITIES TRANSACTIONS. Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income is reported on the ex-dividend date. Interest income and expenses are accrued daily.

      C. NET ASSET VALUE PER SHARE. Net Asset value per share of each class of shares of the Fund is determined daily as of the close of trading on the New York Stock Exchange by dividing the value of the total assets, less liabilities attributable to that class, by the number of outstanding shares of that class. The net asset value of the classes may differ because of different fees and expenses charged to each class.

      D. FEDERAL INCOME TAXES. The Trust intends to continue to qualify each year as a regulated investment company by complying with all requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies including, among other things, distributing substantially all of its earnings to its shareholders. Therefore, no federal income tax provision is required. The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules.

      For the year ended December 31, 2005, the Fund reclassified $967,078 to decrease accumulated net realized gain and $967,078 to increase accumulated net investment loss. The reclassification has no impact on the net asset value of the Fund and is primarily due to net operating losses.

ICM/ISABELLE SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2005 - (Continued)

      As of December 31, 2005, distributable earnings on a tax basis were as follows:

            Undistributed Ordinary Income            $    396,919
            Undistributed Long-Term Gain                1,790,685
            Unrealized Appreciation (Depreciation)     15,743,489
                                                     ------------
            Total                                    $ 17,931,093
                                                     ============

      The tax character of distributions paid during 2005 and 2004 were as follows:

                                          2005            2004
                                      ------------    ------------
            Ordinary Income           $      4,097    $         --
            Long-Term Capital Gain      10,537,375              --
                                      ------------    ------------
            Total                     $ 10,541,472    $         --
                                      ============    ============

      E. INCOME AND EXPENSES. Expenses directly attributable to a particular class are charged directly to such class. In calculating net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based on the proportion of net assets of each class at the beginning of that day.

      F. REPURCHASE AGREEMENTS. The Fund may invest in repurchase agreements. The Fund will require the financial institution with which the Fund enters into a repurchase agreement to maintain collateral at all times with a value equal to the amount the Fund paid for the securities. In the event of default, the Fund may have difficulties disposing of such securities.

      G. DISTRIBUTIONS TO SHAREHOLDERS. The Fund will distribute substantially all of its net investment income and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

ICM/ISABELLE SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2005 - (Continued)

      H. USE OF ESTIMATES. In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities, other than short-term investments, aggregated $43,481,712 and $70,491,653, respectively, for the fiscal year ended December 31, 2005.

NOTE 3 - ADVISORY FEES, SERVICING FEES, AND OTHER TRANSACTIONS WITH RELATED PARTIES

INVESTMENT ADVISER - Ironwood Capital Management, LLC ("ICM") serves as the investment adviser for the Fund pursuant to an investment advisory agreement (the "Agreement"). Under the terms of the Agreement, ICM receives an investment advisory fee from the Fund, accrued daily and paid monthly, at an annual rate of 1.00% of the average daily net assets of the Fund. Pursuant to the terms of the Agreement, ICM is obligated for as long as the Agreement remains in effect, to limit total annual Fund operating expenses, including its investment advisory fee, to 1.95% of the average daily net assets annually for the Investment Shares and 1.70% of the average daily net assets annually for the Institutional Shares, and to waive such fees and reimburse expenses to the extent that they exceed these amounts. For the fiscal year ended December 31, 2005, advisory fees of $12,847 were waived by ICM.

On November 16, 2005, ICM entered into a transaction agreement (the "Transaction Agreement") with MB Investment Partners, Inc. ("MBIP") and MB Investment Partners and Associates LLC ("MBIPA"; formerly called Munn & Bernhard Associates
LLC) regarding a proposed transaction (the "Transaction"), upon the closing of which MBIPA would acquire ICM. Pursuant to the Transaction Agreement, MBIPA agreed to acquire ICM for a combination of cash and equity in MBIPA. The Transaction was consummated on January 24, 2006 (the "Closing Date"). The change in ownership of ICM resulting from the Transaction is deemed under the Investment Company Act of 1940, as amended (the "1940 Act"), to constitute a change in control of ICM. Accordingly, under the 1940 Act, a transfer took place as a result of the Transaction, which transfer was deemed an "assignment" that automatically terminated the former investment advisory agreement (the "Former Agreement") between the Fund and ICM. The Former Agreement provides for its automatic termination upon an assignment.

ICM/ISABELLE SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2005 - (Continued)

In anticipation of the Transaction and the consequent termination of the Former Agreement, on October 17, 2005, the Trust's Board of Trustees (the "Board") approved an interim investment advisory agreement (the "Interim Agreement") between the Trust, on behalf of the Fund, and ICM. The Interim Agreement became effective on the Closing Date and will remain in effect for a maximum of 150 days after the Closing Date. In addition to approving the Interim Agreement, on October 17, 2005, the Board also approved a form of a proposed new investment advisory agreement (the "New Agreement") between the Trust, on behalf of the Fund, and ICM, which is intended to take effect upon obtaining the approval of the Fund's shareholders at a special meeting (the "Meeting"), currently scheduled to occur in April 2006. If approved by the Fund's shareholders, the New Agreement will replace the Interim Agreement. The Board approved the Interim Agreement in order to ensure that the provision of advisory services to the Fund is not disrupted pending shareholder action at the Meeting. Since the Closing Date, ICM has provided advisory services to the Fund pursuant to the Interim Agreement, and will continue to do so until 150 days after the Closing Date, unless the Interim Agreement is terminated sooner.

If approved by the Fund's shareholders, the New Agreement will take effect upon such approval and will remain in effect for two years, and, unless earlier terminated, will continue from year to year thereafter, provided that each such continuance is approved annually with respect to the Fund (i) by the Board or by the vote of a majority of the outstanding voting securities of the Fund, and, in either case, (ii) by a majority of the Independent Trustees. The terms, including the advisory fee, of the Interim Agreement and the New Agreement, are the same in all material respects as those of the Former Agreement.

ICM/ISABELLE SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2005 - (Continued)

BOARD APPROVAL OF THE INTERIM AGREEMENT AND THE FORM OF NEW AGREEMENT - As indicated above, the Fund's Board reviewed and approved the Interim Agreement and the New Agreement during the twelve-month period covered by this report. The Interim and the New Agreements are referred to collectively as the "Advisory Agreements"). In accordance with regulations promulgated by the Securities and Exchange Commission, a summary of the material factors taken into consideration by the Board in connection with these actions is set forth below. Unless otherwise noted, the factors considered, and the conclusions reached by the Board with respect to each of the agreements were substantively the same. Overall, the Board concluded with respect to each of the agreements that continuing the investment advisory relationship between ICM and the Fund would be in the best interests of the Fund and its shareholders, as well as consistent with shareholder expectations, and that the services provided by ICM are satisfactory and continue to support the Board's original selection of ICM. Additionally, in connection with its approval of the Interim Agreement and the New Agreement, the Board concluded that neither the Transaction nor the implementation of the Advisory Agreements would alter the services provided to, or the advisory fees incurred by, the Fund. The Board also concluded that implementation of these agreements would avoid disruption of the services provided to the Fund by ICM since the Fund's inception. During the course of its deliberations, the Board was aware of, and acknowledged, the performance of the Fund relative to other similarly managed investment companies, costs incurred by ICM in providing services to the Fund and ICM's anticipated profits and other benefits.

ICM/ISABELLE SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2005 - (Continued)

In determining whether to approve the Interim and New Agreements, the Board, including the Independent Trustees, considered various materials and representations provided by ICM and MBIPA and met with senior representatives of ICM and MBIPA. The Independent Trustees were advised by independent legal counsel throughout this process. The Board met on October 17, 2005 and November 17, 2005 to review and consider, among other things, information relating to the Transaction, the Interim and New Agreements and the related proxy materials.

During its deliberations, the Board was aware of, and acknowledged, information with respect to each of the following overall factors: (1) the nature, extent and quality of the services provided to the Fund, including information on both the short-term and long-term investment performance of the Fund and comparisons to a relevant peer group of funds and an appropriate index; (2) the investment performance of the Fund relative to the Fund; (3) the advisory fees charged and total expense ratios of the Fund compared to a relevant peer group of funds; (4) the anticipated profitability to ICM with respect to its relationship with the Fund; (5) the extent to which economies of scale would be realized as the Fund grows; and (6) other benefits that, following the Transaction, may flow to ICM and its affiliates from their relationship with the Fund. In approving the Advisory Agreements, however, the Board gave substantial weight to the ICM's representations and assurances to the effect that: (1) the duties and responsibilities of ICM would not be diminished relative to those provided to the Fund by ICM since the Fund's inception set forth in the Former Agreement;
(2) the personnel primarily responsible for providing investment and management services to the Fund will not change as a result of the Transaction or implementation of the Advisory Agreement; (3) the level and quality of advisory services provided to the Trust will not be adversely affected as a result of the Transaction or implementation of the Interim Agreement or the New Agreements;
(4) the rate at which the investment advisory fee to be paid by the Fund under the New Agreement will remain unchanged from prior levels; and (5) the resources that would be available to ICM as a result of its affiliation with MBIPA will support ICM's continuing efforts to increase assets and, as a result, reduce Fund expenses.

ICM/ISABELLE SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2005 - (Continued)

The Board also noted ICM's and MBIPA's commitment to ensure consistent portfolio management personnel, maintain the current advisory fee structure and absorb costs incurred by the Fund in connection with the holding of a shareholders' meeting for the purpose of submitting the New Agreement for the approval of the Fund's shareholders). The Board deemed the continuity in the identity of the Fund's officers and the Fund's principal portfolio managers as well as the anticipated access to business and financial resources of MBIPA to be of substantial importance.

ADMINISTRATION AND OTHER SERVICES - Citigroup Fund Services, LLC, through its various affiliates ("Citigroup"), provides administration, portfolio accounting and transfer agency services to the Fund. For the fiscal year ended December 31, 2005, administration fees of $6,898, accounting fees of $7,232 and transfer agency fees of $7,393 were waived by Citigroup.

In addition, the Fund has entered into separate transfer agency and operating agreements with Charles Schwab & Co., Inc. ("Schwab") and Fidelity Capital Markets ("FCM"), whereby Schwab and FCM make shares of the Fund available to their clients in exchange for a servicing fee. These fees are included as part of the Transfer Agency fees on the statement of operations. For the fiscal year ended December 31, 2005, the Fund was reimbursed expenses of $29,534 by FCM.

The custodian, Fifth Third Bank (the "Custodian"), has agreed to compensate the Fund and decrease custody fees for interest on any cash balances left uninvested. For the fiscal year ended December 31, 2005, the Fund was reimbursed expenses of $97 by the Custodian.

DISTRIBUTOR - Foreside Fund Services, LLC is the Fund's distributor (the "Distributor"). The Distributor is not affiliated with the Adviser or Citigroup or its various affiliates. The Distributor receives no compensation from the Fund for its distribution services.

ICM/ISABELLE SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2005 - (Continued)

Under a Compliance Services Agreement with the Trust, the Distributor provides a Chief Compliance Officer to the Trust as well as certain additional compliance support functions.

No Trustee, officer or employee of ICM, or Citigroup, or any affiliate thereof, receives any compensation from the Trust for serving as a Trustee or officer of the Trust.

NOTE 4 - LINE OF CREDIT

The Fund has entered into a line of credit agreement with the Custodian to be used for temporary purposes, primarily for financing redemptions. The agreement provides that the Fund may borrow up to $5,000,000. The aggregate outstanding principal amount of all loans may not exceed $5,000,000. Interest is charged to the Fund, based on its borrowings, at a rate equal to the rate of interest on overnight facilities which the Custodian is offering to other borrowers and potential borrowers of comparable financial condition on the business day that a loan is made pursuant to the agreement.

During the fiscal year ended December 31, 2005, the Fund was charged $1,490 from borrowings under the line of credit. As of December 31, 2005, the Fund had no loans outstanding under the line of credit.

NOTE 5 - DISTRIBUTION PLAN

The Trustees of the Fund have adopted a 12b-1 Plan with respect to the Investment Shares pursuant to Section 12(b) of the 1940 Act and Rule 12b-1 thereunder, which permits the Fund to pay certain expenses associated with the distribution of its Investment Shares. Under the 12b-1 Plan, the Fund compensates the Distributor, at a fee calculated at an annual rate of up to 0.25% of the value of the average annual net assets attributable to the Investment Shares for distribution expenses borne, or paid to others, by the Distributor. For the fiscal year ended December 31, 2005, the Fund incurred $138,525 in distribution costs for Investment Shares.

ICM/ISABELLE SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2005 - (Continued)

NOTE 6 - PAYMENTS BY AFFILIATE & OTHER SERVICE PROVIDER

For the year ended December 31, 2004, the Adviser reimbursed the Fund to offset a trading investment restriction violation. As a result of the trading investment restriction, the Fund sold the violating securities at a loss. This amount is reflected as payment by affiliate on the Statements of Changes in Net Assets. This payment had no effect on the total return of the Fund.

For the year ended December 31, 2005, Citigroup reimbursed the Fund to offset an accounting error. As a result, the Fund reimbursed the shareholders who placed trades during the re-evaluation period. In order to compensate the Fund for the overstated number of shares issued to subscribing shareholders during the reevaluation period, Citigroup reimbursed the Fund for the dollar value of these shares. This amount is reflected as payment by other service provider on the Statements of Changes in Net Assets. This payment had no effect on the total return of the Fund.

ICM/ISABELLE SMALL CAP VALUE FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

To the Shareholders and Board of Trustees of the ICM Series Trust:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the ICM/Isabelle Small Cap Value Fund, a series of the ICM Series Trust (the "Fund"), as of December 31, 2005, and the related statements of operations and changes in net assets and the financial highlights for the year then ended. The statement of assets and liabilities, including the portfolio of investments, of the Fund as of December 31, 2004, the related statement of operations for the year then ended, the statement of changes in net assets for the two years then ended and the financial highlights for the four years then ended were audited by another independent registered public accounting firm whose report dated February 17, 2005 expressed an unqualified opinion on those statements. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audit provides a reasonable basis for our opinion.

ICM/ISABELLE SMALL CAP VALUE FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM - (Continued)

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the ICM/Isabelle Small Cap Value Fund as of December 31, 2005, the results of its operations and changes in net assets and financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

Grant Thonton LLP
Boston, Massachusetts
February 7, 2006

ICM/ISABELLE SMALL CAP VALUE FUND
ADDITIONAL INFORMATION
DECEMBER 31, 2005 - (Unaudited)

CHANGE IN INDEPENDENT AUDITOR

On February 7, 2005 PricewaterhouseCoopers LLP ("PwC") resigned as the independent registered public accounting firm of the Trust. At a special meeting on March 29, 2005, the Trust's Board approved Grant Thornton, LLP as the new independent registered public accounting firm for the registrant.

PwC's reports for the past two fiscal years did not contain either an adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope or accounting principles.

During the Fund's past two fiscal years and through the date of PwC's resignation, the Fund had no disagreements with PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling (800) 472-6114 and on the SEC's website at www.sec.gov. The Fund's proxy voting record for the twelvemonth period ended June 30, is available, without charge and upon request, by calling
(800) 472-6114, on the Fund's website www.icmfunds.com and on the SEC's website at www.sec.gov.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available, without charge and upon request, on the SEC's website at www.sec.gov. or may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

ICM/ISABELLE SMALL CAP VALUE FUND
ADDITIONAL INFORMATION
DECEMBER 31, 2005 - (Unaudited) (Continued)

SHAREHOLDER EXPENSES

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution fees with respect to Investment Shares and other Fund expenses. This example is intended to help you understand these costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The following example is based on $1,000 invested at the beginning of the period and held for the entire period from July 1, 2005 through December 31, 2005.

ACTUAL EXPENSES - The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES - The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

ICM/ISABELLE SMALL CAP VALUE FUND
ADDITIONAL INFORMATION
DECEMBER 31, 2005 - (Unaudited) (Continued)

Please note that expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs had been included, your costs would have been higher.

                           BEGINNING            ENDING          EXPENSES
                         ACCOUNT VALUE      ACCOUNT VALUE     PAID DURING
                         JULY 1, 2005     DECEMBER 31, 2005      PERIOD*
                         ------------     -----------------      -------
Investment Shares
Actual Return              $1,000.00          $1,081.28          $10.23
Hypothetical Return        $1,000.00          $1,015.38          $ 9.91

Institutional Shares
Actual Return              $1,000.00          $1,081.78          $ 8.92
Hypothetical Return        $1,000.00          $1,016.84          $ 8.64

----------
* Expenses are equal to the Fund's annualized expense ratios of 1.95% and 1.70% for Investment Shares and Institutional Shares, respectively, multiplied by the average account value over the period, multiplied by the number of days in most recent fiscal half-year/365 (to reflect the half-year period).

FEDERAL TAX STATUS OF DIVIDENDS DECLARED DURING THE TAX YEAR

INCOME DIVIDENDS - All the income and any short-term capital gain dividends paid by the Fund were ordinary income for federal income tax purposes. The Fund designates 58.89% of its income dividend distributed as qualifying for the corporate dividends-received deduction (DRD) and 57.66% for the qualified dividend rate (QDI) as defined in Section 1(h)(11) of the Internal Revenue Code.

CAPITAL GAIN DIVIDENDS - The Fund paid long-term capital gain dividends of $10,537,375 for the tax year ended December 31, 2005.

ICM/ISABELLE SMALL CAP VALUE FUND
FUND TRUSTEE AND OFFICERS
DECEMBER 31, 2005 - (Unaudited)

                                                               LENGTH           PRINCIPAL OCCUPATION(S)
NAME, ADDRESS                        POSITION(S)               OF TIME          DURING THE PAST
AND DATE OF BIRTH                    WITH THE TRUST            SERVED(1)        FIVE YEARS
--------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
--------------------------------------------------------------------------------------------------------------------------
WARREN J. ISABELLE, CFA(2)           Trustee, President        March 1998       Managing member and Chief Investment
Ironwood Capital                     and Chairman of the       to Present       Officer, Ironwood Capital Management, LLC,
Management, LLC                      Board, Valuation                           August 1997 to present.
21 Custom House Street               Committee (member)
Suite 240
Boston, MA 02110
Born: January 1952
--------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------------------------------------------------
DONALD A. NELSON, CPA                Trustee, Audit            March 1998       Associate Professor, Department of
c/o ICM Series Trust                 Committee, Nominating     to Present       Accounting and Finance, Merrimack College,
Two Portland Square                  Committee, Valuation                       1975 to present; Certified Public
Portland, ME 04101                   Committee and                              Accountant, 1972 to present.
Born: February 1946                  Qualified Legal
                                     Compliance Committee
                                     (member)

ICM/ISABELLE SMALL CAP VALUE FUND
FUND TRUSTEE AND OFFICERS
DECEMBER 31, 2005 - (Unaudited) (Continued)

                                                               LENGTH           PRINCIPAL OCCUPATION(S)
NAME, ADDRESS                        POSITION(S)               OF TIME          DURING THE PAST
AND DATE OF BIRTH                    WITH THE TRUST            SERVED(1)        FIVE YEARS
--------------------------------------------------------------------------------------------------------------------------
JOHN A. FIFFY                        Trustee, Audit            March 1998       Acquisition Consultant, Compaq Computer
c/o ICM Series Trust                 Committee, Nominating     to Present       Corporation (a computer hardware company),
Two Portland Square                  Committee, Valuation                       1993 to present
Portland, ME 04101                   Committee and
Born: December 1950                  Qualified Legal
                                     Compliance Committee
                                     (member)
--------------------------------------------------------------------------------------------------------------------------
THOMAS R. VENABLES                   Trustee, Audit            May 2003 to      President & CEO, Benjamin Franklin Bank,
c/o ICM Series Trust                 Committee, Nominating     Present          2002 to present; Self-employed Business
Two Portland Square                  Committee, Valuation                       Consultant, 2001 to 2002; President & CEO,
Portland, ME 04101                   Committee and                              Lighthouse Bank, 2000 to 2001
Born: April 1955                     Qualified Legal
                                     Compliance Committee
                                     (member)

ICM/ISABELLE SMALL CAP VALUE FUND
FUND TRUSTEE AND OFFICERS
DECEMBER 31, 2005 - (Unaudited) (Continued)

NAME, ADDRESS                                                  LENGTH           PRINCIPAL OCCUPATION(S)
AND DATE OF BIRTH                    POSITION(S)               OF TIME          DURING THE PAST
OFFICERS                             WITH THE TRUST            SERVED(1)        FIVE YEARS
--------------------------------------------------------------------------------------------------------------------------
GARY S. SAKS                         Vice- President,          March 1998       Chief Operating Officer and Compliance
Ironwood Capital Management, LLC     Secretary, Treasurer      to Present       Officer, Ironwood Capital Management,
21 Custom House Street               and Chief Financial                        LLC, August 1997 to present.
Suite 240                            Officer
Boston, MA 02110
Born: May 1968

----------
(1)   Term of service is indefinite.
(2) Mr. Isabelle owns a controlling interest in Ironwood Capital Management, LLC ("ICM" or the "Adviser") and is the portfolio manager of the Fund.

EACH TRUSTEE OVERSEES THE FUND, WHICH IS THE ONLY PORTFOLIO WITHIN THE COMPLEX. NO TRUSTEE HOLDS OTHER DIRECTORSHIPS OR TRUSTEESHIPS. THE STATEMENT OF ADDITIONAL INFORMATION ("SAI") CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES. THE SAI IS AVAILABLE FOR FREE, BY CONTACTING THE FUND AT (800) 472-6114.

                       This page intentionally left blank.

                        IRONWOOD CAPITAL MANAGEMENT, LLC
                                  AND ICM FUNDS

                                THE IRONWOOD TREE
  is a small, hardy tree, which yields a very useful and solid wood. Patiently, these trees remain under the forest canopy until taller neighbors fall.
       Once given the opportunity, the Ironwood grows quickly to reach its full potential. We believe this imagery is appropriate for our firm as well as our investment style.

                        IRONWOOD CAPITAL MANAGEMENT, LLC,
     the investment manager of the ICM/Isabelle Small Cap Value Fund, is an independent investment management firm specializing in investing in small company stocks.

                              ICM Series Trust Two
                                 Portland Square
                               Portland, ME 04101
                                 1-800-472-6114

                                   DISTRIBUTOR
                           Foreside Fund Services, LLC
                         Two Portland Square, 1st Floor
                               Portland, ME 04101
                                 1-866-453-5199
                                www.foresides.com

--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's risks, objectives, fees and expenses, experience of its management, and other information.

There are risks associated with investing in funds of this type that invest in stocks of small-sized companies, which tend to be more volatile and less liquid than stocks of larger companies. Past Fund performance is not indicative of future results.

FOR ACCOUNT INFORMATION, CURRENT PERFORMANCE AND PRICES, CALL 1-800-472-6114 BETWEEN THE HOURS OF 9:00 A.M. AND 5:00 P.M. (EASTERN TIME), MONDAY THROUGH FRIDAY.

ITEM 2. CODE OF ETHICS.
As of the end of the period, December 31, 2005, ICM Series Trust (the "Registrant") has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Mr. Donald A. Nelson has been approved as the "Audit Committee financial expert." The Board of Trustees of the Registrant has determined that he is "independent" for purposes of this item.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a) Audit Fees - The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant for the audit of the Registrant's annual financial statements, or services that are normally provided by the principal accountant in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $19,000 in 2004 and $24,000 in 2005.

(b) Audit-Related Fees - The aggregate fees billed in the Reporting Periods for assurance and related services rendered by the principal accountant that were reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph
         (a) of this Item 4 were $0 in 2004 and $2,000 in 2005. These services consisted of out of pocket expenses.

(c) Tax Fees - The aggregate fees billed in the Reporting Periods for professional services rendered by the principal accountant to the Registrant for tax compliance, tax advice and tax planning ("Tax
         Services") were $6,000 in 2004 and $2,500 in 2005. These services consisted of review or preparation of U.S. federal, state, local and excise tax returns.

(d) Other Fees - There were no other fees billed in the Reporting Periods for products and services provided to the Registrant by the principal accountant, or services provided to the investment adviser, other than the services reported above.

(e) (1) Pursuant to the Registrant's Audit Committee Charter (the "Charter"), before an auditor is engaged by the Registrant to render audit services, the Audit Committee must review and approve the engagement. In addition, the Registrant's Audit Committee must review and approve in advance any proposal that the Registrant employ its auditor to render "permissible non-audit services" (as defined in the Charter consistent with Rule 2-01(c)(4) of Regulation S-X), except as described below. The Committee must also review and approve in advance any proposal (except as set forth below) that the investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant (an "Adviser-affiliated service provider"), employ the Registrant's auditor to render non-audit services, if the engagement would relate directly to the operations and financial reporting of the Registrant. As a part of its review, the Committee must consider whether the provision of such services is consistent with the auditor's independence. Pre-approval by the Committee of non-audit services is not required if: (1) (A) with respect to the Registrant, the aggregate amount of all such permissible non-audit services provided to the Registrant constitutes no more than 5% of the total amount of revenues paid to the auditor by the Registrant during the fiscal year in which the services are provided or (B) with respect to the adviser and any Adviser-affiliated service provider, the aggregate amount of all such non-audit services provided constitutes no more than 5% of the total amount of revenues (of the type that would have to be pre-approved by the Committee) paid to the auditor by the Registrant, the Adviser and any Adviser-affiliated service provider during the fiscal year in which the services are provided; (2)such services were not recognized by the Registrant at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Committee and approved prior to the completion of the audit by the Committee or its Delegate(s) (as defined below). The Committee may delegate to one or more of its members ("Delegates") authority to pre-approve the auditor's provision of audit services or permissible non-audit services to the Registrant, or the provision of non-audit services to the Adviser or any Adviser-affiliated service provider. Any pre-approval determination made by a Delegate shall be presented to the full Committee at its next meeting. The Committee shall communicate any pre-approval made by it or a Delegate to Registrant's fund administrator, who will ensure that the appropriate disclosure is made in the Registrant's periodic reports and other documents as required under the federal securities laws.

     (e) (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.


     (f) Not applicable as less than 50%.

(g) The aggregate non-audit fees billed by the principal accountant for services rendered to the Registrant for the Reporting Periods were $6,000 in 2004 and $2,500 in 2005. There were no fees billed in each of the Reporting Periods for non-audit services rendered by the principal accountant to the investment adviser.

(h) The Registrant's Audit Committee has considered whether the provision of any non-audit services rendered to the investment adviser, to the extent applicable, that were not pre-approved (not requiring pre-approval) is compatible with maintaining the Auditor's independence. Any services provided by the principal accountant to the Registrant or to the investment adviser requiring pre-approval were pre-approved as required.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.
Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
Not applicable.

ITEM 11. CONTROLS AND PROCEDURES
(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics (Exhibit filed herewith).

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant        ICM SERIES TRUST

By       /s/ Warren J. Isabelle
         ---------------------------
         Warren J. Isabelle, President

Date     /s/ March 9, 2006
         ---------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By       /s/ Warren J. Isabelle
         -----------------------------------
         Warren J. Isabelle, President

Date     March 9, 2006
         -----------------------------------


By       /s/ Gary S. Saks
         -----------------------------------
         Gary S. Saks, Treasurer

Date     March 9, 2006
         -----------------------------------